UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007


Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  10/31/07

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:

Form 13F information table entry total:		42


Form 13F information table value total (x$1000): $47,126


List of other included managers:  zero

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                                                          Artemis Investment Management
                                                                    FORM 13F
                                                               September 30, 2007


Name of 	      Title                  Value    Shares/  Sh/  Put/  Invstmt     Other
Issuer               of Class     Cusip    (x$1000)   Pm Amt   Pm   Call  Dscretn     Mgrs   Sole   Shrd   None
--------------       --------    ------    --------   ------   ---  ----  -------     -----  ----   ----   ----

Aecom Tech. Corp       COM      00766T100   1,450    41,500.00  SH         Sole             41,500.00
American Medical
Sys Hdg                COM      02744M108   1,248    73,600.00  SH         Sole             73,600.00
American Reprographics COM      029263100   1,191    63,600.00  SH         Sole             63,600.00
Argon St               COM      040149106   1,416    71,500.00  SH         Sole             71,500.00
Assured Guaranty       COM      G0585R106   1,459    53,700.00  SH         Sole             53,700.00
Bruker Biosciences     COM      116794108   1,630   185,203.00  SH         Sole            185,203.00
CRA International      COM      12618T105   1,040    21,583.00  SH         Sole             21,583.00
Clean Energy Fuels     COM      184499101     693    45,800.00  SH         Sole             45,800.00
Cogent                 COM      19239Y108   1,428    91,100.00  SH         Sole             91,100.00
Conexant Systems       COM      207142100     763   635,500.00  SH         Sole            635,500.00
DTS                    COM      23335C101   1,369    45,070.00  SH         Sole             45,070.00
Dycom Industries       COM      267475101   2,113    69,000.00  SH         Sole             69,000.00
Emeritus Corp          COM      291005106   1,596    58,900.00  SH         Sole             58,900.00
Guitar Center          COM      402040109     492     8,300.00  SH         Sole              8,300.00
Heidrick & Struggles   COM      422819102     835    22,900.00  SH         Sole             22,900.00
ITC Holdings           COM      465685105   1,417    28,600.00  SH         Sole             28,600.00
Icon PLC ADR           COM      45103T107   1,281    25,100.00  SH         Sole             25,100.00
Iconix Brand Group Inc COM      451055107   1,144    48,100.00  SH         Sole             48,100.00
Innerworkings          COM      45773Y105     536    31,100.00  SH         Sole             31,100.00
Interactive Brokers GrpCOM      45841N107   1,423    54,200.00  SH         Sole             54,200.00
Interline Brands       COM      458743101   1,131    49,200.00  SH         Sole             49,200.00
Jarden Corp.           COM      471109108   1,202    38,850.00  SH         Sole             38,850.00
Lincoln Educational    COM      533535100     674    51,700.00  SH         Sole             51,700.00
LivePerson             COM      538146101     689   111,900.00  SH         Sole            111,900.00
Nice Systems ADR       COM      653656108   1,480    41,300.00  SH         Sole             41,300.00
Nuance Communications  COM      67020Y100     753    39,000.00  SH         Sole             39,000.00
Oil States Int'l       COM      678026105   1,058    21,900.00  SH         Sole             21,900.00
Omrix Pharmaceutical   COM      681989109     816    23,100.00  SH         Sole             23,100.00
On Assignment          COM      682159108     846    90,600.00  SH         Sole             90,600.00
P.F. Chang's China
Bistro     	       COM      69333Y108     823    27,800.00  SH         Sole             27,800.00
Polymedica Corporation COM      731738100     888    16,900.00  SH         Sole             16,900.00
Presstek               COM      741113104     482    76,939.00  SH         Sole             76,939.00
ProAssurance           COM      74267C106   1,239    23,000.00  SH         Sole             23,000.00
Quanta Services Inc.   COM      74762E102     877    33,141.00  SH         Sole             33,141.00
Rackable Systems       COM      750077109     965    74,400.00  SH         Sole             74,400.00
Santarus               COM      802817304     503   189,900.00  SH         Sole            189,900.00
Signature Bank NY      COM      82669G104   2,040    57,900.00  SH         Sole             57,900.00
Sun Healthcare Group   COM      866933401   1,943   116,300.00  SH         Sole            116,300.00
TTM Technologies       COM      87305R109     839    72,500.00  SH         Sole             72,500.00
United Natural Foods   COM      911163103   1,385    50,900.00  SH         Sole             50,900.00
Universal Technical
Institute  	       COM      913915104     479    26,600.00  SH         Sole             26,600.00
World Fuel Services    COM      981475106   1,490    36,500.00  SH         Sole             36,500.00
TOTAL PORTFOLIO
REPORT SUMMARY          42                 47,126




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